[logo] PIONEER
       Investments(R)







                                                 November 1, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Bond Fund (the "Fund")
     (File Nos. 2-62436 and 811-02864)
     CIK No. 0000276776

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses relating to the offering of the Fund's Class A, Class B, Class C, Class R and Class Y shares and the multi class statement of additional information that would have been filed under paragraph
(c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 38 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001016964-04-000418) on October 28, 2004.

           If you have any questions or comments concerning the foregoing or the attachment, please contact me at (617) 517-8909.

                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                 Nancy Fanning
                                                 Legal Product Manager

Enclosures

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."